Disposition and Discontinued Operations	6 Months Ended
Jun. 30, 2011
Disposition and Discontinued Operations
Disposition and Discontinued Operations

6.                  Disposition and Discontinued Operations

At the time of the acquisition of PGW, PGW was in the process of selling PGG Wrightson Finance Limited (PWF), its financing operations. Therefore, this business operation was recorded as “held for sale” at the date of PGW acquisition.

In June 2011, PGW entered into a conditional share sale agreement with Heartland New Zealand Limited to sell its finance subsidiary PGG Wrightson Finance Limited (PWF) to Heartland’s wholly-owned subsidiary Heartland Building Society (Heartland). The purchase price is to be an amount equal to the adjusted net tangible assets of PWF as at the completion date of the transaction, being August 31, 2011.

Loss attributable to the discontinued operation was as follows:

Results of discontinued operations	From April 30, 2011 (acquisition date) to June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)
Revenue from discontinued operations	30,676	4,746
Pretax loss	(135)	(21)
Loss from discontinued operations	(2,852)	(441)

Assets held for sale

Assets of PWF specified in the share sale agreement, have been classified as held for sale. Certain loans with a carrying value of approximately RMB 322.7 million (US$49.9 million) are excluded from the sale and are to be transferred to a wholly owned PGW special purpose vehicle, which will be utilized to realize or refinance these facilities over the short to medium term. Accordingly, PGW has also classified these assets as held for sale. PGW currently has three properties classed as held for sale. The properties are on the market and are held at market value (approximately RMB3.2 million (US$0.5 million)).

The assets and liabilities classified as held for sale as of June 30, 2011 are comprised of the following:

	June 30 2011 (Unaudited)	June 30 2011 (Unaudited)
	(RMB’000)	(US$’000)
Assets held for sale
Cash and cash equivalents	383,330	59,307
Property, plant and equipment	3,249	503
Intangibles	1,499	232
Finance and other receivables	2,322,160	359,272
	2,710,238	419,314
Liabilities classified as held for sale
Finance and other payables	(2,233,054)	(345,488)
	(2,233,054)	(345,488)